Significant Accounting Policies (Details) - Schedule of Annual Rates of Depreciation	12 Months Ended
Dec. 31, 2022
Schedule Of Annual Rates Of Depreciation Abstract
Office furniture and equipment	7.00%
Leasehold improvements	By the shorter of lease term and the estimated useful life of the asset